ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Sep. 30, 2024
Accounts Receivable [Abstract]
ACCOUNTS AND OTHER RECEIVABLES	ACCOUNTS AND OTHER RECEIVABLES
The Company’s accounts receivable include the following balances as at September 30, 2024 and September 30, 2023:

	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Gross trade receivables	$37,851	$28,791
Less: reserves for product returns and price adjustments	(501)	(810)
Less: expected credit losses	(4,695)	(524)
Trade receivables	32,655	27,457
Sales taxes receivable	14	9
Current portion of net investment in subleases	513	508
Other receivables	3,971	2,183
	$37,153	$30,157

During the year ended September 30, 2024, the Company recognized a provision for expected credit losses of $4,222, included in general and administrative expenses in the consolidated statements of operations and comprehensive income (loss).